UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number - 811-2819

                         CDC Nvest Cash Management Trust
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               (Exact name of registrant as specified in charter)

                399 Boylston Street
                    Boston, MA,                                   02116
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      (Address of principal executive offices)                  (Zip code)

                             John E. Pelletier, ESQ.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                                Boston, MA 02116
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-449-2801

Date of fiscal year end: June 30

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

CDC Nvest Cash Management Trust - Money Market Series

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              (Registrant) CDC Nvest Cash Management Trust

                            By (Signature) /S/ John T. Hailer
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                            Name           John T. Hailer

                            Title          Chief Executive Officer

Date 08-24-2004